Note 14 - Held-to-maturity investments - Effect on Income Statement and Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
BBVA, S.A. [Member] | Registered In [Member]
Effect on Income Statement and other comprehensive income Line Items
Effect recognized in income statement "Reclassified to Loans and Advances"	€ 172	€ 230
BBVA, S.A. [Member] | Non reclassified Impacts [Member]
Effect on Income Statement and other comprehensive income Line Items
Effect of not reclassifying in income statement to "Loans and Advances"	172	230
Effect of not reclassifying in equity valuation adjustments to "Loans and Advances"	(18)	(86)
Garanti Turkiye Bankasi [Member] | Registered In [Member]
Effect on Income Statement and other comprehensive income Line Items
Effect recognized in income statement "Reclassified to Loans and Advances"	545	326
Garanti Turkiye Bankasi [Member] | Non reclassified Impacts [Member]
Effect on Income Statement and other comprehensive income Line Items
Effect of not reclassifying in income statement to "Loans and Advances"	545	326
Effect of not reclassifying in equity valuation adjustments to "Loans and Advances"	(16)	(225)
Total [Member] | Registered In [Member]
Effect on Income Statement and other comprehensive income Line Items
Effect recognized in income statement "Reclassified to Loans and Advances"	717	557
Total [Member] | Non reclassified Impacts [Member]
Effect on Income Statement and other comprehensive income Line Items
Effect of not reclassifying in income statement to "Loans and Advances"	717	557
Effect of not reclassifying in equity valuation adjustments to "Loans and Advances"	€ (34)	€ (311)